Securities Act Registration No. 333-221072

Investment Company Act Registration No. 811-23306

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒

¨

Pre-Effective Amendment No. __

X

Post-Effective Amendment No._2_

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒

X

Amendment No. 5

(Check appropriate box or boxes.)

Collaborative Investment Series Trust

(Exact Name of Registrant as Specified in Charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (440) 922-0066

CT Corporation System

1300 East 9th Street

Cleveland, OH  44114

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio  43215

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

X On July 3, 2018 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

XThis post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A for Collaborative Investments Series Trust (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the "1933 Act") solely for the purpose of further delaying, until July 3, 2018 the effectiveness of Post-Effective Amendment No. 1 ("PEA No. 1"), which was filed with the Commission via EDGAR Accession No. 0001162044-18-000234 on April 5, 2018, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Parts A, B and C of PEA No. 1 are incorporated by reference herein.

PART A—PROSPECTUS

The Prospectus for the Camelot Event Driven Fund is incorporated herein by reference to Part A of PEA No. 1.

PART B—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Camelot Event Driven Fund is incorporated herein by reference to Part B of PEA No. 1.

PART C—OTHER INFORMATION

The Part C of the Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 1.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Nashville, State of Tennessee, on the 30th day of May, 2018.

Collaborative Investment Series Trust

By:

/s/JoAnn M. Strasser

JoAnn M. Strasser

*Pursuant to Powers of Attorney

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities on May 30, 2018.

Name	Title
Dean Drulias*	Trustee
Shawn Orser*	Trustee
Fredrick Stoleru*	Trustee
Brandon E. Lacoff*	Trustee
Gregory Skidmore*	Trustee and President/Chief Executive Officer of the Trust
Adam Snitkoff*	Treasurer/Chief Financial Officer/Principal Accounting Officer of the Trust

By:/s/JoAnn M. Strasser

JoAnn M. Strasser

*Pursuant to Powers of Attorney